SHORT-TERM INVESTMENTS (Derivative Financial Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative financial instruments
Realized Gain (Losses)	$ (6,270)
Not designated as hedging instruments
Derivative financial instruments
Assets (Liability) Derivatives	(239)	$ 1,574
Realized Gain (Losses)	$ (100,644)	$ (36,967)	$ 254
Not designated as hedging instruments | Interest rate swaption-2013 batch [Member]
Derivative financial instruments
Assets (Liability) Derivatives
Realized Gain (Losses)		$ (1,302)	$ (705)
Not designated as hedging instruments | Interest rate swaption-2014 batch [Member]
Derivative financial instruments
Assets (Liability) Derivatives	$ 10	1,937
Realized Gain (Losses)	(1,927)	(38,383)
Not designated as hedging instruments | Interest rate swap [Member]
Derivative financial instruments
Assets (Liability) Derivatives	(249)	(363)
Realized Gain (Losses)	$ (63)	$ (363)
Not designated as hedging instruments | Call [Member] | Short [Member]
Derivative financial instruments
Assets (Liability) Derivatives
Realized Gain (Losses)		$ 10,919	$ 959
Not designated as hedging instruments | Call [Member] | Long [Member]
Derivative financial instruments
Assets (Liability) Derivatives
Realized Gain (Losses)		$ (6,141)
Not designated as hedging instruments | Put [Member] | Short [Member]
Derivative financial instruments
Assets (Liability) Derivatives
Realized Gain (Losses)		$ (1,697)
Not designated as hedging instruments | H Share Index Call Option [Member]
Derivative financial instruments
Assets (Liability) Derivatives
Realized Gain (Losses)	$ (59,554)
Not designated as hedging instruments | FXIUP Call Option [Member]
Derivative financial instruments
Assets (Liability) Derivatives
Realized Gain (Losses)	$ (39,100)